Expected Credit Losses on Financial Assets and Reconciliation of carrying amount - Expected credit loss using simplified method (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	R$ 269,347	R$ 175,188
Evaluated at amortized cost
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	239,828	166,647
Evaluated at amortized cost | Measured Using Simplified Approach
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	191,074	138,185
Evaluated at amortized cost | Securities trading and intermediation
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	105,179	81,988
Evaluated at amortized cost | Securities trading and intermediation | Measured Using Simplified Approach
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	105,179	81,988
Evaluated at amortized cost | Accounts Receivable
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	34,786	6,531
Evaluated at amortized cost | Accounts Receivable | Measured Using Simplified Approach
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	34,786	6,531
Evaluated at amortized cost | Others
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	51,109	49,666
Evaluated at amortized cost | Others | Measured Using Simplified Approach
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	R$ 51,109	R$ 49,666